Income taxes (Deferred Tax Assets And Liabilities) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Deferred Tax Assets Liabilities [Line Items]
Total long-term deferred tax assets	$ 1,598,717		$ 1,306,930
Total long-term deferred tax liabilities	(5,884,619)
Net long-term deferred tax assets	(4,285,902)		1,306,930
Net current deferred tax liabilities	(13,612,069)		(22,175,358)
Subsidiaries [Member]
Deferred Tax Assets Liabilities [Line Items]
Net operating loss carry forwards	2,400,000		100,000
Expiration of net operating loss carry forwards	One to five years, 20 years
Undistributed earnings from subsidiaries	58,800,000		36,800,000
Deferred tax liabilities	5,880,000		3,680,000
Deferred Tax Assets Current [Member]
Deferred Tax Assets Liabilities [Line Items]
Tax loss to be carried forward			126,295
Accruals and provisions	24,974,850		15,923,774
Impairment on Suzhou International City Garden project		[1]	20,564,064	[1]
Allowance for deferred tax assets		[1]	(7,870,785)	[1]
Total current deferred tax assets	24,974,850		28,743,348
Percentage completion	99.10%
Deferred Tax Liabilities Current [Member]
Deferred Tax Assets Liabilities [Line Items]
Revenue recognized based on percentage of completion	(37,310,499)		(44,809,072)
Real estate properties accelerated cost deduction	(1,084,920)		(1,321,242)
Taxable temporary differences arise during the acquisition of Jiantou Xinyuan	(145,968)		(1,077,761)
Income tax on undistributed earnings of PRC subsidiaries			(3,680,000)
Others	(45,532)		(30,631)
Total current deferred tax liabilities	(38,586,919)		(50,918,706)
Deferred Tax Assets Noncurrent [Member]
Deferred Tax Assets Liabilities [Line Items]
Accruals and provisions	495,336		708,419
Others	1,103,381		598,511
Total long-term deferred tax assets	1,598,717		1,306,930
Deferred Tax Liabilities Noncurrent [Member]
Deferred Tax Assets Liabilities [Line Items]
Income tax on undistributed earnings of PRC subsidiaries	(5,884,619)
Total long-term deferred tax liabilities	$ (5,884,619)

[1]	As of December 31, 2012, the pre-sale ratio of Suzhou International City Garden project has achieved 99.1% and the project has been substantially completed and delivered. Therefore, the related deferred tax assets and corresponding valuation allowance was reversed as of December 31, 2012.